787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 10, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.

Securities Act File No. 33-21844

Investment Company Act File No. 811-05555

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 28, 2017, to the Prospectus, dated January 27, 2017, for the AB Intermediate California Municipal Portfolio, the AB Intermediate Diversified Municipal Portfolio and the AB Intermediate New York Municipal Portfolio (the “Portfolios”), each a series of Sanford C. Bernstein Fund, Inc. The purpose of the filing is to submit the 497(e) filing dated July 28, 2017 in XBRL for the Portfolios.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8131.

Very truly yours,

/s/ Stephanie P. Albano

Stephanie P. Albano

Enclosures

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    MILAN     ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh